Segment information and revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2020
Segment information and revenue from contracts with customers
Schedule of segment information and reconciliation of segment adjusted EBITDA to group loss for the period

	2018
in EUR k	Pharmaceutical	Diagnostics	Corporate	Total
Total Revenues from contracts with external customers	17,307	23,171	—	40,478

Adjusted EBITDA	13,641	2,285	(15,836)	90

Capital Expenditures
Additions to property, plant and equipment	1,225	1,917	5,568	8,710
Additions to intangible assets	1,948	—	1,111	3,059

Other segment information
Depreciation and amortization	1,222	1,838	2,115	5,175
Research and development expenses	334	—	5,966	6,300

	2019
in EUR k	Pharmaceutical	Diagnostics	Corporate	Total
Total Revenues from contracts with external customers	21,522	27,258	—	48,780

Adjusted EBITDA	14,956	2,306	(22,949)	(5,687)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	1,362	1,998	17,908	21,268
Additions to intangible assets	3,603	—	3,677	7,280

Other segment information
Depreciation and amortization	1,308	2,032	3,239	6,579
Research and development expenses	—	—	9,590	9,590

	2020
in EUR k	Pharmaceutical	Diagnostics	COVID-19(1)	Corporate	Total
Total Revenues from contracts with external customers	16,951	22,108	89,322	—	128,381

Adjusted EBITDA	6,194	(2,408)	37,215	(39,918)	1,083

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	333	602	9,113	2,682	12,730
Additions to intangible assets	3,183	—	1,672	1,802	6,657

Other segment information
Depreciation and amortization (including impairments)	6,769	2,289	1,400	4,670	15,128
Research and development expenses	—	—	—	14,935	14,935
(1)

As discussed in note 2, in March 2020 the Group commenced testing for COVID-19 in response to the COVID-19 pandemic and in the third quarter started managing and reporting the COVID-19 business as a separate segment. As such, the Group did not have any activities related to the COVID-19 business prior to 2020 and retrospective presentation in prior year segment reporting is not applicable.

Reconciliation of segment Adjusted EBITDA to Group loss for the period

in EUR k	2018	2019	2020
Reportable segment Adjusted EBITDA	15,926	17,262	41,001
Corporate expenses	(15,836)	(22,949)	(39,918)
	90	(5,687)	1,083
Share‑based payment expenses (Note 20)	(5,521)	(6,418)	(5,658)
Depreciation and amortization (including impairments)	(5,175)	(6,579)	(15,128)
Operating loss	(10,606)	(18,684)	(19,703)
Financial costs, net	(1,042)	(2,013)	(1,394)
Income taxes	310	(158)	(281)
Loss for the year	(11,338)	(20,855)	(21,378)

Schedule of geographical information

in EUR k	2018
	Pharmaceutical	Diagnostics	Total
Rendering of services	16,077	23,171	39,248
Sales of goods	1,230	—	1,230
Total Revenues from contracts with external customers	17,307	23,171	40,478

Recognized over time	12,077	23,171	35,248
Recognized at a point in time	5,230	—	5,230
Total Revenues from contracts with external customers	17,307	23,171	40,478

Geographical information
Europe	654	6,196	6,850
—Germany*	654	407	1,061
Middle East	—	12,401	12,401
—Saudi Arabia#	—	5,475	5,475
North America	16,653	1,460	18,113
—United States#	16,653	643	17,296
Latin America	—	2,185	2,185
Asia Pacific	—	929	929
Total	17,307	23,171	40,478

in EUR k	2019
	Pharmaceutical	Diagnostics	Total
Rendering of services	19,089	27,258	46,347
Sales of goods	2,433	—	2,433
Total Revenues from contracts with external customers	21,522	27,258	48,780

Recognized over time	17,159	27,258	44,417
Recognized at a point in time	4,363	—	4,363
Total Revenues from contracts with external customers	21,522	27,258	48,780

Geographical information
Europe	381	7,066	7,447
—Germany*	233	275	508
—Netherlands**	—	25	25
Middle East	122	13,977	14,099
—Saudi Arabia#	—	7,417	7,417
North America	20,896	2,380	23,276
—United States#	20,896	1,882	22,778
Latin America	123	2,864	2,987
Asia Pacific	—	971	971
Total	21,522	27,258	48,780

in EUR k	2020
	Pharmaceutical	Diagnostics	COVID-19	Total
Rendering of services	15,947	22,108	88,587	126,642
Sales of goods	1,004	—	735	1,739
Total Revenues from contracts with external customers	16,951	22,108	89,322	128,381

Recognized over time	15,947	22,108	24,684	62,739
Recognized at a point in time	1,004	—	64,638	65,642
Total Revenues from contracts with external customers	16,951	22,108	89,322	128,381

Geographical information
Europe	149	5,605	88,314	94,068
—Germany*#	—	186	80,879	81,065
—Netherlands**	—	3	6,572	6,575
Middle East	56	12,568	—	12,624
North America	16,711	1,576	978	19,265
—United States#	16,711	1,370	978	19,059
Latin America	35	1,851	2	1,888
Asia Pacific	—	508	28	536
Total	16,951	22,108	89,322	128,381

*  country of the incorporation of Centogene GmbH

** country of the incorporation of Centogene N.V.

#    countries contributing more than 10% of the Group's total consolidated revenues for the respective year ended December 31, 2018, 2019 and 2020

Schedule of contract balances

in EUR k	Dec 31, 2019	Dec 31, 2020
Trade receivables (note 15)	12,709	25,656
Contract assets (note 15)	3,884	3,543
Contract liabilities (note 19.2)	3,748	4,479